Current tax assets, non-current (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Current tax assets, non-current [abstract]
Advance tax and tax deducted at source (net of provision for tax)	₨ 3,143		₨ 3,106
Current tax assets, non-current (net)	₨ 3,143	$ 33	₨ 3,106